Financial Instruments - Summary of Carrying Amounts and Fair Values of Financial Assets and Financial Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
– Environmental trust funds	$ 88.1	$ 79.3	$ 69.5
– Trade and other receivables	263.7	240.1
– Investments	138.6	147.9
Cash and cash equivalents	524.7	886.8	515.0	$ 219.7
– Warrants	0.0	12.9
– Borrowings	1,078.1	1,526.9
– Trade and other payables	480.5	452.0
– Lease liabilities	415.5	429.0	$ 332.9
Carrying amount | Financial liabilities measured at fair value
Disclosure of detailed information about financial instruments [line items]
- Gold and foreign exchange derivative contracts	6.8	29.1
Total	6.8	29.1
Carrying amount | Financial liabilities measured at fair value | Fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
- Gold and foreign exchange derivative contracts	6.8	29.1
Carrying amount | Financial liabilities not measured at fair value
Disclosure of detailed information about financial instruments [line items]
– Borrowings	1,078.1	1,526.9
– Trade and other payables	480.5	452.0
– Lease liabilities	415.5	429.0
Total	1,974.1	2,407.9
Carrying amount | Financial liabilities not measured at fair value | Other financial liabilities measured at amortised cost
Disclosure of detailed information about financial instruments [line items]
– Borrowings	1,078.1	1,526.9
– Trade and other payables	480.5	452.0
– Lease liabilities	415.5	429.0
Total	1,974.1	2,407.9
Carrying amount | Financial assets measured at fair value
Disclosure of detailed information about financial instruments [line items]
– Environmental trust funds	2.9	7.4
– Trade and other receivables	25.8	23.7
– Investments	30.9	42.4
– Asanko redeemable preference shares	94.5	92.6
– Oil derivatives contracts	5.1	113.3
Total	159.2	292.3
– Warrants		12.9
Carrying amount | Financial assets measured at fair value | Fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
– Environmental trust funds	2.9	7.4
– Trade and other receivables	25.8	23.7
– Oil derivatives contracts	5.1	113.3
Total	33.8	157.3
– Warrants		12.9
Carrying amount | Financial assets measured at fair value | Fair value through OCI
Disclosure of detailed information about financial instruments [line items]
– Investments	30.9	42.4
– Asanko redeemable preference shares	94.5	92.6
Total	125.4	135.0
Carrying amount | Financial assets not measured at fair value
Disclosure of detailed information about financial instruments [line items]
– Environmental trust funds	85.2	71.9
– Trade and other receivables	56.5	29.5
– Loan advanced - contractor	27.3	68.4
Cash and cash equivalents	524.7	886.8
Total	693.7	1,056.6
Carrying amount | Financial assets not measured at fair value | Financial assets measured at amortised cost
Disclosure of detailed information about financial instruments [line items]
– Environmental trust funds	85.2	71.9
– Trade and other receivables	56.5	29.5
– Loan advanced - contractor	27.3	68.4
Cash and cash equivalents	524.7	886.8
Total	693.7	1,056.6
Fair value | Financial liabilities measured at fair value
Disclosure of detailed information about financial instruments [line items]
- Gold and foreign exchange derivative contracts	6.8	29.1
Total	6.8	29.1
Fair value | Financial liabilities not measured at fair value
Disclosure of detailed information about financial instruments [line items]
– Borrowings	1,191.6	1,689.8
– Trade and other payables	480.5	452.0
– Lease liabilities	415.5	429.0
Total	2,087.6	2,570.8
Fair value | Financial assets measured at fair value
Disclosure of detailed information about financial instruments [line items]
– Environmental trust funds	2.9	7.4
– Trade and other receivables	25.8	23.7
– Investments	30.9	42.4
– Asanko redeemable preference shares	94.5	92.6
– Oil derivatives contracts	5.1	113.3
Total	159.2	292.3
– Warrants		12.9
Fair value | Financial assets not measured at fair value
Disclosure of detailed information about financial instruments [line items]
– Environmental trust funds	85.2	71.9
– Trade and other receivables	56.5	29.5
– Loan advanced - contractor	27.3	68.4
Cash and cash equivalents	524.7	886.8
Total	$ 693.7	$ 1,056.6